Shareholder Report, Average Annual Return (Details) 199374_US Global Sea to Sky Cargo ETF_TF_TSR Annual {TF}	12 Months Ended	47 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
US Global Sea to Sky Cargo ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global Sea to Sky Cargo ETF NAV
Average Annual Return, Percent	17.37%	4.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	12.67%
U.S. Global Sea to Sky Cargo Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global Sea to Sky Cargo Index
Average Annual Return, Percent	20.12%	6.42%